Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2012	Fair value Dec. 31, 2013
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(18,407)	(8,916)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(3,248)	(1,573)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(4,403)	(2,132)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(10,775)	(5,231)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(880)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(880)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(11,122)	(7,771)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(1,592)	-
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(19,783)	(12,933)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(26,075)	(21,125)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(5,852)	(3,737)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(5,087)	(3,015)
31/1/2013	29/01/2021	133,700	3.51%p.a.	USD LIBOR 6M BBA	(16,672)	(9,981)
15/1/2014 (**)	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(4,931)	(2,603)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(4,990)	(2,595)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(5,019)	(2,555)
5/4/2013	6/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(1,892)	(754)
17/6/2013	15/6/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(1,949)	(728)
15/8/2013	17/8/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(2,009)	(878)
15/8/2013	17/8/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(1,751)	(606)
5/4/2013	6/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(1,684)	(522)
17/6/2013	15/6/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(1,703)	(467)
15/8/2013	17/8/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(1,050)	(374)
17/6/2013	15/6/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(1,030)	(304)
5/4/2013	6/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(1,006)	(325)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	-	1,587
28/8/2013	28/8/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	-	1,492

				Total fair value	(158,946)	(87,806)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.
** This swap was terminated on January 14, 2014 (Note 21(d)).

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

		The Effect of Derivative Instruments for the years ended December 31, 2011, 2012 and 2013

				Derivatives in ASC 815 Cash Flow Hedging Relationships
				Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2011	2012	2013		2011	2012	2013
Interest rate swaps	(102,262)	(51,386)	27,964	Gain / (Loss) on derivative instruments	-	-	254
Reclassification to interest and finance costs	46,780	42,877	42,922
Total	(55,482)	(8,509)	70,886		-	-	254

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2011	2012	2013
Interest rate swaps	Gain / (Loss) on derivative instruments	(7,267)	(1,611)	6,459
Realized ineffectiveness	Gain / (Loss) on derivative instruments	-	-	254
Forward contracts	Gain / (Loss) on derivative instruments	(1,442)	1,149	(165)
Total		(8,709)	(462)	6,548